LEASE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LEASE
Right-of-use assets	$ 175,160	$ 475,119
Operating lease liability	$ 142,668	$ 400,000
Weighted average term, operating lease	1 year 8 months 1 day	1 year 10 months 13 days
Weighted average discount rate, operating lease	6.00%	5.78%